Supplementary Financial Statements Information - Schedule of Property and Equipment Located (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment Located [Abstract]
Property and equipment	$ 51,795	$ 52,931
Israel [Member]
Schedule of Property and Equipment Located [Abstract]
Property and equipment	44,361	44,145
United States [Member]
Schedule of Property and Equipment Located [Abstract]
Property and equipment	2,992	4,369
Europe [Member]
Schedule of Property and Equipment Located [Abstract]
Property and equipment	924	1,102
Japan [Member]
Schedule of Property and Equipment Located [Abstract]
Property and equipment	129	144
Other [Member]
Schedule of Property and Equipment Located [Abstract]
Property and equipment	$ 3,389	$ 3,171